As filed with the Securities and Exchange Commission on June 21, 2017

1933 Act File No. 333-216945

1940 Act File No. 811-23241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒    Pre-Effective Amendment No. 6

☐    Post-Effective Amendment No.

and

☒    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 6

AllianzGI Convertible & Income 2024 Target Term Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(888) 852-3922

(Registrant’s Telephone Number, including Area Code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, New York 10019

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Clifford R. Cone, Esq.

Jefferey D. LeMaster, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box  ☐.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $.00001	100,000 Shares	$10.00	$1,000,000	$115.90

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	A registration fee of $115.90 was previously paid in connection with the initial filing on March 24, 2017.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 6 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. Part A and Part B of the Registration Statement are incorporated herein by reference to Part A and Part B of Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 filed by the Registrant with the Securities and Exchange Commission on May 25, 2017.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 (“1940 Act”) are included in the Statement of Additional Information.

2.	Exhibits:

a.	Amended and Restated Agreement and Declaration of Trust dated May 17, 2017—filed herewith.

b.	Amended and Restated Bylaws of Registrant dated May 17, 2017—filed herewith.

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust.(1)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Bylaws of Registrant.(1)

d.3	Form of Share Certificate of the Common Shares—filed herewith.

e.	Terms and Conditions of Dividend Reinvestment Plan—filed herewith.

f.	None.

g.	Investment Management Agreement between Registrant and Allianz Global Investors U.S. LLC—filed herewith.

h.1	Form of Underwriting Agreement.(3)

h.2	Form of Master Selected Dealer Agreement.(3)

h.3	Form of Master Agreement Among Underwriters.(3)

h.4	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Wells Fargo Securities, LLC.(3)

h.5	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated—To be filed by amendment.

h.6	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Morgan Stanley & Co. LLC—To be filed by amendment.

h.7	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and UBS Securities LLC—filed herewith.

h.8	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Stifel, Nicolaus & Company, Incorporated—filed herewith.

h.9	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and RBC Capital Markets, LLC—filed herewith.

h.10	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and BB&T Capital Markets, a division of BB&T Securities, LLC—filed herewith.

h.11	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Ameriprise Financial Services, Inc.—filed herewith.

h.12	Form of Sales Incentive Fee Agreement between Allianz Global Investors U.S. LLC and Qualifying Underwriters—filed herewith.

i.	None.

j.1	Custodian Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and State Street Bank & Trust Company—filed herewith.

j.2	Form of Letter Agreement Adding Registrant to Custodian Agreement—filed herewith.

k.1	Transfer Agency Services Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and American Stock Transfer & Trust Company, LLC—filed herewith.

k.2	Letter Agreement to Transfer Agency Services Agreement Adding Registrant—filed herewith.

k.3	Organizational and Offering Expenses Reimbursement Agreement between Registrant and Allianz Global Investors U.S. LLC—filed herewith.

l.	Opinion and consent of Ropes & Gray LLP—To be filed by amendment.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm—filed herewith.

o.	None.

p.	Subscription Agreement—filed herewith.

q.	None.

r.1	Code of Ethics of Registrant—filed herewith.

r.2	Code of Ethics of Allianz Global Investors U.S. LLC—filed herewith.

r.3	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers—filed herewith.

s.	Powers of Attorney. for Deborah A. DeCotis, F. Ford Drummond, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, Davey S. Scoon, A. Douglas Eu, Barbara R. Claussen, Thomas J. Fuccillo and Lawrence G. Altadonna.(2)

(1)	Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2 relating to its Common Shares of beneficial interest, File Nos. 333-216945 and 811-23241 (filed March 24, 2017).
(2)	Incorporated by reference to Pre-Effective Amendment no. 2 to Registrant’s Registration Statement, File Nos. 333-216945 and 811-23241 (filed May 19, 2017).
(3)	Incorporated by reference to Pre-Effective Amendment no. 3 to Registrant’s Registration Statement, File Nos. 333-216945 and 811-23241 (filed May 22, 2017).

Item 26:	Marketing Arrangements

To be provided by amendment.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$28,975
Financial Industry Regulatory Authority, Inc. Fees	38,000
Printing and Postage Expenses	635,000
Legal Fees	775,000
New York Stock Exchange Fees	40,000
Underwriter Reimbursement	20,000
Marketing Expenses	30,000
Miscellaneous Expenses	3,025

Total	$1,570,000

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At May 18, 2017:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Trust’s Investment Adviser

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

Name	Position with Adviser	Other Affiliations
Erin Bengtson-Olivieri	Managing Director, Chief Financial Officer	Managing Director of Allianz Global Investors Distributors LLC, Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Holdings LLC, and Managing Director and Chief Financial Officer of NFJ Investment Group LLC.

Steven J. Berexa	Managing Director	None.

Peter Bonanno	Managing Director, Chief Legal Officer, Secretary	Managing Director of Allianz Global Investors Distributors LLC, Managing Director, General Counsel, and Secretary of Allianz Global Investors U.S. Holdings LLC, and Managing Director, Chief Legal Officer and Secretary of NFJ Investment Group LLC.

Stephen G. Bond-Nelson	Managing Director	None.

Giorgio Carlino	Managing Director	Chief Investment Officer Multi-Asset of Allianz Global Investors U.S. Holdings LLC.

Huachen Chen	Managing Director	None.

Christopher Cieri	Managing Director	Managing Director, US Head of Technology of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Barbara R. Claussen	Managing Director	Managing Director, Chief Operating Officer of Allianz Global Investors U.S. Holdings LLC and Managing Director, Chief Administrative Officer of NFJ Investment Group LLC.

Dean T. Criares	Managing Director	None.

Charles Dudley	Managing Director	None.

Raphael L. Edelman	Managing Director	None

Jennifer Evanko	Managing Director	None.

Douglas G. Forsyth	Managing Director, CIO	Managing Director, Chief Investment Officer Fixed Income US of Allianz Global Investors U.S. Holdings LLC.

Donald G. Gervais Jr.	Managing Director	None.

Lawrence A. Halliday	Managing Director	None.

Karen D. Hiatt	Managing Director	None

Joanne L. Howard	Managing Director	None.

Justin Kass	Managing Director	None.

Nick Loglisci Jr.	Managing Director	None.

Jill Lohrfink	Managing Director	Managing Director, Head of Institutional—North America of Allianz Global Investors U.S. Holdings LLC.

Robert Marren	Managing Director	None.

Gary P. McAnly	Managing Director	None.

Melody McDonald	Managing Director	None.

David Owen	Managing Director	Managing Director, Global & Regulatory Counsel of Allianz Global Investors U.S. Holdings LLC and Managing Director of NFJ Investment Group LLC.

Christian W. Pachtner	Managing Director	None.

Jeffrey D. Parker	Managing Director, CIO	Managing Director, Deputy Chief Investment Officer Equity US and US Director of Research of Allianz Global Investors U.S. Holdings LLC.

Walter C. Price Jr.	Managing Director	None.

Joseph S. Quirk	Managing Director	Managing Director and Chief Operating Officer of Allianz Global Investors Distributors LLC, and Managing Director of Allianz Global Investors U.S. Holdings LLC.

Steven J. Ricci	Managing Director	Managing Director of Allianz Global Investors Distributors LLC, and Managing Director of Allianz Global Investors U.S. Holdings LLC.

Joe A. Rodela	Managing Director	None.

Herold Rohweder	Managing Director, Global Chief Investment Officer Multi-Asset	Member—Global Executive Committee.

Thomas M. Scerbo	Managing Director	None.

Jeffrey N. Sheran	Managing Director	None.

William L. Stickney	Managing Director	None.

Trevor L. Taylor	Managing Director	None.

Gregoire P. Tournant	Managing Director	None.

Michael E. Yee	Managing Director	None.

Thomas J. Zimmerer	Managing Director	None

Michael J. Zupon	Managing Director	None.

Deborah Zurkow	Managing Director	Member—Global Executive Committee.

Tony Burg	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC and Allianz Asset Management U.S. Holding II LLC.

James T. Funaro	Senior Vice President – Tax Matters	Senior Vice President of Allianz Asset Management of America L.P. and Allianz Asset Management of America Holdings Inc.; Senior Vice President — Tax Matters of Allianz Asset Management of America LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, and NFJ Investment Group LLC.

Bryan Agbabian	Director	None.

Lawrence G. Altadonna	Director	None.

Stephane Amara	Director	None.

Anders Amundson	Director	None.

Kenley Matthew Axline	Director	None.

Thomas E. Bancroft	Director	None.

Jonathan J. Berusch	Director	None.

Blake H. Burdine	Director	None.

Michele R. Cameron	Director	None.

Jorge M. Camina de Santiago	Director	None

John S. Carnaroli	Director	None.

Francis T. Carrington	Director	None.

James Chen	Director	None.

John T. Corbett	Director	None.

Raymon Cunha	Director	None.

Joel V. Damon	Director	None.

Michael G. Dauchot	Director	None.

Paul David	Director	None.

Stuart P. David	Director	None.

Christopher A. Davis	Director	None.

Ryan P. Donovan	Director	None.

James H. Dudnick	Director	None.

Terence J. Duggan	Director	None.

Lynn Dummett	Director	Director, Senior Counsel, Litigation & Records of Allianz Global Investors Distributors LLC, and Director of Allianz Global Investors U.S. Holdings LLC.

Orhan Dzemaili	Director	None.

Ralph Eley	Director	None.

Harrison Epstein	Director	None.

Claus Fintzen	Director	None.

David A. Foster	Director	None.

Franḉois-Yves Gandeul	Director	None.

Frank Garofalo	Director	Director, US Head IT Operations of Allianz Global Investors U.S. Holdings LLC.

John M. Giangiorgi	Director	None.

Steven Gish	Director	None.

Bruce Goodman	Director	Director, Senior H.R. Business Partner of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Kris D. Grimm	Director	None.

Nina Gupta	Director	None.

Kirk Hardiman	Director	None.

Thomas L. Harter	Director, Deputy Chief Compliance Officer	Director, Fund Chief Compliance Officer of Allianz Global Investors U.S. Holdings LLC

Michael Heldmann	Director	None.

David W. Hood	Director	Director, Institutional Operations of Allianz Global Investors U.S. Holdings LLC.

Brian Ingram	Director	None.

Rajen Jadav	Director	None.

Adrian Jones	Director	None.

Stephen Jue	Director	None.

Steven Klopukh	Director	None.

Paul Koo	Director, Chief Compliance Officer	Director, Interim Head of U.S. Compliance of Allianz Global Investors U.S. Holdings LLC, and Chief Compliance Officer of NFJ Investment Group LLC.

Kristine A. Larson	Director	None.

Richard F. Lee	Director	None.

Peter T. Lelek	Director	None.

Frits Lieuw-kie-song	Director	None.

William S. Lutkins	Director	None.

Robert Lutz	Director	None.

Stephen W. Lyford	Director	None.

John E. Makowske	Director	None.

Rahul Malhotra	Director	None.

Steven R. Malin	Director	None.

Claudio Marsala	Director	None.

Timothy M. McCarthy	Director	None.

Christian McCormick	Director	None.

Amanda Montgomery	Director	None.

David J. Oberto	Director	None.

Robert Patterson	Director	None.

Paul Pietranico	Director	None.

David Pinto	Director	None.

Scott J. Powell	Director	None.

Kelly A. Reuba	Director	None.

Mark P. Roemer	Director	None.

Angela Ruane	Director	None.

Chris Schmidt	Director	None.

John Schroer	Director	None.

Joseph Scull	Director	Director, Sr. Regulatory Documents & Vendor Management Manager of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Michael A. Seidenberg	Director	None.

David N. Smithwick	Director	None.

Jeffrey A. Stabler	Director	None.

Michael Z. Stamos	Director	None.

Paul Strand	Director	None.

Danny M. Su	Director	None.

Peter A. Sullivan	Director	None.

Sebastian Thomas	Director	None.

John S. Thompson III	Director	None.

Christian Tropp	Director	None.

Brian J. Urey	Director	None.

Jamie S. Walker	Director	None.

Jie Wei	Director	None.

Hans-Juergen Weidenbacher	Director	None.

Scott Whisten	Director	None.

John A. Wolfenbarger	Director	None.

Lu Yu	Director	None.

Jing Zhou	Director	None.

Christine U. Bacon	Vice President	Vice President of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Milica N. Basta	Vice President	None.

Heather Bergman	Vice President	None.

James E. Bragg	Vice President	None.

Jeff B. Bustos	Vice President	None.

Polai Chan-Lee	Vice President	None.

Ryan Chin	Vice President	None.

Richard Cochran	Vice President	None.

John J. Coyle	Vice President	None.

Geert E.R. Dhont	Vice President	None.

Daniel J. Delaney	Vice President	None.

Amy Deming	Vice President, Deputy Chief Compliance Officer	Director, Deputy Chief Compliance Officer of Allianz Global Investors U.S. Holdings LLC.

John F. Donnelly	Vice President	None.

Orlee Freind	Vice President	None.

Vincent P. Fung	Vice President	None.

Scott R. Greenstein	Vice President	None.

Lauren Beth Harman	Vice President	None.

Steve Howell	Vice President	None.

Valentin L. Ivanov	Vice President	None.

Panu Kalayasilpin	Vice President	None.

Corey J. Kilcourse	Vice President	None.

Diana Leung	Vice President	None.

Nicholas S. Leventis	Vice President	None.

Fox (Hui) Ling	Vice President	None.

Michelle A. Marken	Vice President	None.

DeAnna Martes	Vice President	None.

Catherine McCarthy	Vice President	None.

Greg A. Meier	Vice President	None.

Michael W. Memory	Vice President	None.

Brandon W. Michael	Vice President	None.

Kimberlee Millar	Vice President	None.

Timothy J. Murphy	Vice President	None.

Heather Podlich Nesbitt	Vice President	None.

Chris C. Park	Vice President	None.

Adam C. Peterson	Vice President	None.

Mark Phanitsiri	Vice President	None.

Michael J. Purcell	Vice President	None.

Rohit Ramesh	Vice President	None.

Michael Rothstein	Vice President	None.

Amreet L. Saini	Vice President	None.

Michael P. Schierhold	Vice President	None.

Courtney C. Sheldon	Vice President	None.

Megan L. Silva	Vice President	None.

Philip R. Simon	Vice President	None.

Deborah D. Strek	Vice President	None.

Aline Sun	Vice President	None.

Steven Tael	Vice President	None.

Kofi K. Tweneboa-Kodua	Vice President	None.

Alejandro Velasco	Vice President	None.

Huy Thanh Vo	Vice President	None.

Sophie Wang	Vice President	None.

Joanna H. Willars	Vice President	None.

Robin K. Wittenberg	Vice President	None.

Shibin Xie	Vice President	None.

John Alcala	Assistant Vice President, Equity Trader	Assistant Vice President, Equity Trader of NFJ Investment Group LLC.

Maren P. Armour	Assistant Vice President	None.

Alistair Bates	Assistant Vice President	None.

Kuang-Ting Chen	Assistant Vice President	None.

Abigail Collins	Assistant Vice President	None.

Moritz Dufner	Assistant Vice President	None.

Neal Fitzgerald	Assistant Vice President	None.

Alicia Frazier	Assistant Vice President, Senior Equity Trader	Assistant Vice President, Senior Equity Trader of NFJ Investment Group LLC

Rod Greene	Assistant Vice President	None.

Brandon Gueno	Assistant Vice President	None.

Julianna Guzman	Assistant Vice President	None.

Christopher Jackson	Assistant Vice President	None.

Matthew E. John	Assistant Vice President	None.

Courtney B. Kulcak	Assistant Vice President	None.

Maria Levine	Assistant Vice President	None.

Rachel Li	Assistant Vice President	None.

Fabian T. Lutzenberger	Assistant Vice President	None.

Ahmed Maqsood	Assistant Vice President	None.

Joseph Marnane	Assistant Vice President	None.

Stephen K. McDonald	Assistant Vice President	None.

Jennifer L. Mendoza	Assistant Vice President	None.

Robert Nguyen	Assistant Vice President	None.

Daisy Ramraj-Singh	Assistant Vice President	None.

Nicole Larrabee Rodrigues	Assistant Vice President	None.

Tasha Royal	Assistant Vice President	None.

Michele Rumfola	Assistant Vice President	None.

Alexandra Russo	Assistant Vice President	None.

Laura M. Schnee	Assistant Vice President	None.

Margarita Shalamova	Assistant Vice President	None.

Russell M. Simon	Assistant Vice President	None.

Clint H. Simpson	Assistant Vice President	None.

Heather Sprung	Assistant Vice President	None.

Ethan J. Turner	Assistant Vice President	None.

Vicki Van Ausdall	Assistant Vice President	None.

Leya Vishnevsky	Assistant Vice President	None.

Yu Wang	Assistant Vice President	None.

Brian A. Williams	Assistant Vice President	None.

Che-Lees Wilson-Batson	Assistant Vice President	None.

Hiedi Woods	Assistant Vice President	None.

Olga Yakubov	Assistant Vice President	None.

Kellie E. Davidson	Assistant Secretary	Secretary of Allianz Asset Management of America LLC and Allianz Asset Management of America L.P., Assistant Secretary of Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Asset Management U.S. Holding II LLC, Allianz Global Investors U.S. Holdings LLC and NFJ Investment Group LLC.

Tucker Fitzpatrick	Assistant Secretary	Senior Vice President, General Counsel and Secretary of Allianz Asset Management of America Holdings, Inc., Allianz Asset Management U.S. Holding II LLC, Senior Vice President and General Counsel of Allianz Asset Management of America L.P., Assistant Secretary of Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC and NFJ Investment Group LLC.

Courtney Porter	Equity Trading Administrator	Equity Trading Administrator of NFJ Investment Group LLC

Anthony Cox	Equity Trading Administrator	Equity Trading Administrator of NFJ Investment Group LLC

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Allianz Global Investors U.S. LLC, 1633 Broadway, New York, New York 10019 or the Registrant’s custodian, State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1.        Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.        Not applicable.

3.        Not applicable.

4.        Not applicable.

5.        The Registrant undertakes that:

a.        For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.        For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.        The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Agreement and Declaration of Trust of AllianzGI Convertible & Income 2024 Target Term Fund (the “Fund”) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this pre-effective amendment no. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on June 21, 2017.

ALLIANZGI CONVERTIBLE & INCOME 2024 TARGET TERM FUND

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment no. 6 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo Thomas J. Fuccillo	President and Chief Executive Officer	June 21, 2017

Lawrence G. Altadonna* Lawrence G. Altadonna	Treasurer and Principal Financial and Accounting Officer

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

A. Douglas Eu* A. Douglas Eu	Trustee

Bradford K. Gallagher* Bradford K. Gallagher	Trustee

James A. Jacobson* James A. Jacobson	Trustee

Hans W. Kertess* Hans W. Kertess	Trustee

James S. MacLeod* James S. MacLeod	Trustee

William B. Ogden, IV* William B. Ogden, IV	Trustee

Davey S. Scoon* Davey S. Scoon	Trustee

Alan Rappaport* Alan Rappaport	Trustee

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above Date: June 21, 2017

INDEX TO EXHIBITS

Exhibit	Exhibit Name

a.	Amended and Restated Agreement and Declaration of Trust dated May 17, 2017.

b.	Amended and Restated Bylaws of Registrant dated May 17, 2017.

d.3	Form of Share Certificate of the Common Shares.

e.	Terms and Conditions of Dividend Reinvestment Plan.

g.	Investment Management Agreement between Registrant and Allianz Global Investors U.S. LLC.

h.7	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and UBS Securities LLC.

h.8	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Stifel, Nicolaus & Company, Incorporated.

h.9	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and RBC Capital Markets, LLC.

h.10	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and BB&T Capital Markets, a division of BB&T Securities, LLC.

h.11	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Ameriprise Financial Services, Inc..

h.12	Form of Sales Incentive Fee Agreement between Allianz Global Investors U.S. LLC and Qualifying Underwriters.

j.1	Custodian Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and State Street Bank & Trust Company.

j.2	Form of Letter Agreement Adding Registrant to Custodian Agreement.

k.1	Transfer Agency Services Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and American Stock Transfer & Trust Company, LLC.

k.2	Letter Agreement to Transfer Agency Services Agreement Adding Registrant.

k.3	Organizational and Offering Expenses Reimbursement Agreement between Registrant and Allianz Global Investors U.S. LLC.

n.	Consent of Registrant’s independent registered public accounting firm

p.	Subscription Agreement.

r.1	Code of Ethics of Registrant.

r.2	Code of Ethics of Allianz Global Investors U.S. LLC.

r.3	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers.